Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of discontinued operations [Abstract]
Schedule of Results Attributable to Discontinued Operations
Set forth below are the results attributable to the discontinued operations

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
	$ thousands
Revenue	-	1,777,232	1,517,391
Cost of sales and services (excluding depreciation and amortization)	-	(1,235,214)	(1,076,563)
Depreciation and amortization	-	(135,733)	(132,998)
Gross profit	-	406,285	307,830
Income before taxes on income	1,178	152,280	92,233
Taxes on income (1)	(3,944)	(73,141)	(57,083)
(Loss)/income after taxes on income	(2,766)	79,139	35,150
(Loss)/gain on sale of discontinued operations (2)	(2,065)	529,923	-
Tax on loss on sale of discontinued operations	(800)	(132,497)	-
(Loss)/income from discontinued operations	(5,631)	476,565	35,150

Net cash flows provided by operating activities	-	319,637	176,515
Net cash flows (used in)/provided by investing activities	(155,361)	816,544	(300,833)
Net cash flows (used in)/provided by financing activities	-	(103,524)	25,308
Cash and cash equivalents (used in)/provided by discontinued operations	(155,361)	1,032,657	(99,010)

Income tax payable	4,744
Net liabilities	4,744

(1)          Additional taxes in relation to the sale by IC Power of its Latin American and Caribbean businesses.
(2)         Mainly relates to the write down of a contingent asset following settlement of the related insurance claim.